PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Components of net periodic benefit cost:
Recognized (gain) loss on curtailment			$ 2.5
U.S.
Components of net periodic benefit cost:
Service cost	0.3	0.3
Interest cost	40.3	40.2
Recognized (gain) loss on curtailment			2.4
U.S. | Continuing operations
Components of net periodic benefit cost:
Service cost	0.3	0.3	19.1
Interest cost	40.3	40.2	32.2
Expected return on plan assets	(45.9)	(45.7)	(38.9)
Recognized net actuarial loss	14.3	8.5	16.2
Amortization of prior service cost	0.4	0.4	0.6
Recognized (gain) loss on curtailment			2.4
Recognized loss (gain) on settlement	0.6
Net periodic benefit cost	10.0	3.7	31.6
Int'l
Components of net periodic benefit cost:
Service cost	9.0	11.6
Interest cost	24.5	26.8
Int'l | Continuing operations
Components of net periodic benefit cost:
Service cost	9.1	10.5	8.6
Interest cost	24.5	26.3	23.8
Expected return on plan assets	(22.1)	(24.9)	(25.7)
Recognized net actuarial loss	3.1	4.0	2.3
Amortization of prior service cost	0.4	0.4	0.4
Amortization of transition asset	(0.5)	(0.5)	(0.5)
Recognized (gain) loss on curtailment		(0.2)	(0.9)
Recognized loss (gain) on settlement		(0.1)	0.4
Net periodic benefit cost	14.5	15.5	8.4
U.S. Postretirement Health Benefits
Components of net periodic benefit cost:
Service cost		1.3
Interest cost	0.4	1.7
U.S. Postretirement Health Benefits | Continuing operations
Components of net periodic benefit cost:
Service cost		1.3	1.2
Interest cost	0.5	1.7	1.6
Recognized net actuarial loss	2.7	1.9	1.3
Amortization of prior service cost	(4.8)	(2.5)	(1.6)
Net periodic benefit cost	$ (1.6)	$ 2.4	$ 2.5